CONTRACT LIABILITIES (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
Current
Contract liabilities - current portion	Rp 7,738	$ 481	Rp 6,848
Non-current
Contract liabilities - non-current portion	2,484	$ 154	2,591
Contract liabilities.	10,222		9,439	Rp 7,856
Mobile
Current
Contract liabilities - current portion	3,285		3,267
Enterprise
Current
Contract liabilities - current portion	2,306		1,587
Non-current
Contract liabilities - non-current portion	247		251
WIB
Current
Contract liabilities - current portion	1,322		1,291
Non-current
Contract liabilities - non-current portion	948		795
Consumer
Current
Contract liabilities - current portion	244		244
Non-current
Contract liabilities - non-current portion	602		705
others
Current
Contract liabilities - current portion	581		459
Non-current
Contract liabilities - non-current portion	Rp 687		Rp 840